COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2024	Sep. 23, 2024	Sep. 20, 2024	May 21, 2024	Mar. 07, 2024	May 21, 2021	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Net sales
LicenseAgreementdescription	Enviro issued Tracon equity ownership in Enviro equal to a number of shares of restricted common stock of Enviro equal to seven percent (7%) on a fully-diluted and converted basis of all common and preferred shares of Enviro (the “Tracon-Enviro Equity”). In connection with the Enviro-Kairos Share Exchange, the parties agreed that Tracon would receive, in exchange for its Enviro common stock, 420,000 restricted shares of Kairos Common Stock (which is equal to 1.41229% of the issued and outstanding shares of Kairos on a fully-diluted and converted basis) as the Tracon-Enviro Equity. Until such time as Tracon has received all of the Cash Consideration (as defined in the Tracon License Agreement), Enviro or its successor in interest, will issue to Tracon, without further consideration, any additional shares of common stock of Enviro, or such successor in interest, necessary so that Tracon maintains ownership of shares of Enviro, or such successor in interest, equal to the Tracon-Enviro Equity on a fully-diluted and converted basis of all stock in Enviro (or its successor). Notwithstanding the foregoing, if Tracon receives the full Cash Consideration within six (6) months of the effective date of the Tracon License Agreement, then Tracon will automatically return to Enviro (or any successor entity, if applicable) a number of restricted shares of the common stock of Enviro (or its successor) such that upon such return of shares Tracon will possess an amount of shares in Enviro (or its successor) equal to two percent (2%) on a fully-diluted and converted basis relative to the other Enviro shareholders who exchanged their shares in the Enviro-Kairos Share Exchange					Enviro issued Tracon equity ownership in Enviro equal to a number of shares of restricted common stock of Enviro equal to seven percent (7%) on a fully-diluted and converted basis of all common and preferred shares of Enviro (the “Tracon-Enviro Equity”). In connection with the Enviro-Kairos Share Exchange, the parties agreed that Tracon would receive, in exchange for its Enviro common stock, 420,000 restricted shares of Kairos Common Stock (which is equal to 1.41229% of the issued and outstanding shares of Kairos on a fully-diluted and converted basis) as the Tracon-Enviro Equity. Until such time as Tracon has received all of the Cash Consideration (as defined in the Tracon License Agreement), Enviro or its successor in interest, will issue to Tracon, without further consideration, any additional shares of common stock of Enviro, or such successor in interest, necessary so that Tracon maintains ownership of shares of Enviro, or such successor in interest, equal to the Tracon-Enviro Equity on a fully-diluted and converted basis of all stock in Enviro (or its successor). Notwithstanding the foregoing, if Tracon receives the full Cash Consideration within six (6) months of the effective date of the Tracon License Agreement, then Tracon will automatically return to Enviro (or any successor entity, if applicable) a number of restricted shares of the common stock of Enviro (or its successor) such that upon such return of shares Tracon will possess an amount of shares in Enviro (or its successor) equal to two percent (2%) on a fully-diluted and converted basis relative to the other Enviro shareholders who exchanged their shares in the Enviro-Kairos Share Exchange.				(1) obtain an IND for a patent product within 1 year of the effective date of the agreement, (2) commence a Phase II trial within 2 years of the effective date of the agreement, and (3) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. Pursuant to the Enviro-Cedars License Agreement (Mitochondrial DNA), Enviro is obligated to (1) complete preclinical studies of a patent product within 2 years of the effective date of the agreement, (2) complete toxicology studies within 2.5 years of the effective date of the agreement, (3) obtain IND within 3 years of the effective date of the agreement, (4) begin a Phase I trial within 4 years of the effective date of the agreement, and (5) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. If the Commercialization Milestones are not met or extended, Cedars may convert the exclusive licenses into non-exclusive licenses or to a co-exclusive licenses or terminate the licenses		(1) obtain an IND for a patent product within 1 year of the effective date of the agreement, (2) commence a Phase II trial within 2 years of the effective date of the agreement, and (3) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. Pursuant to the Enviro-Cedars License Agreement (Mitochondrial DNA), Enviro is obligated to (1) complete preclinical studies of a patent product within 2 years of the effective date of the agreement, (2) complete toxicology studies within 2.5 years of the effective date of the agreement, (3) obtain IND within 3 years of the effective date of the agreement, (4) begin a Phase I trial within 4 years of the effective date of the agreement, and (5) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within years of the effective date of the agreement. If the Commercialization Milestones are not met or extended, Cedars may convert the exclusive licenses into non-exclusive licenses or to a co-exclusive licenses or terminate the licenses.
Shares issued value								4,652		$ 4,652
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Debt instrument periodic payment										50		$ 50
Sale of equity financing debt										850		850
Accounts payable and accrued expense								$ 50		50		0	$ 0
Phase One Clinical Trial [Member]
Loss Contingencies [Line Items]
Payment for milestone										150		150
Item One And Two [Member]
Loss Contingencies [Line Items]
Payment for milestone										250		250
Net sales										5,000		5,000
Item One And Two [Member] | Phase Two [Member]
Loss Contingencies [Line Items]
Payment for milestone										250		250
Item One And Two [Member] | Phase One [Member]
Loss Contingencies [Line Items]
Payment for milestone										1,500		1,500
Item Three [Member] | Phase Two Clinical Trial [Member]
Loss Contingencies [Line Items]
Payment for milestone										500,000		500,000
Item Four [Member]
Loss Contingencies [Line Items]
Payment for milestone										2,500		2,500
Net sales										$ 50,000		$ 50,000
Patent product sales										50.00%		0.50%
Item Four [Member] | Phase Two Clinical Trial [Member]
Loss Contingencies [Line Items]
Payment for milestone										$ 250		$ 250
Item Four [Member] | Phase One [Member]
Loss Contingencies [Line Items]
Payment for milestone										1,500		1,500
License Agreement [Member]
Loss Contingencies [Line Items]
License fee										5		5
Annual maintenance fee										$ 10		$ 10
License Agreement [Member] | Tracon Pharmaceutical Inc [Member]
Loss Contingencies [Line Items]
Upfront fee				$ 100
Additional payment for financial equity						$ 500
Sale of equity amount						10,000
Sale of equity transaction value						$ 22,000
Exclusive License Agreement [Member]
Loss Contingencies [Line Items]
Royalty percentage										3.75%		3.75%
Exclusive License Agreement [Member] | Item Four [Member]
Loss Contingencies [Line Items]
License fee										$ 50		$ 50
Royalty percentage										4.25%		4.25%
maintenance fee										$ 500		$ 500
Annual maintenance fee										10		10
Exclusive License Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Patent protection costs										$ 9		$ 9
other non-royalty sublicense fees percentage										5.00%		5.00%
Exclusive License Agreement [Member] | Minimum [Member] | Item Four [Member]
Loss Contingencies [Line Items]
other non-royalty sublicense fees percentage										5.00%		5.00%
Exclusive License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Patent protection costs										$ 61		$ 61
other non-royalty sublicense fees percentage										35.00%		35.00%
Exclusive License Agreement [Member] | Maximum [Member] | Item Four [Member]
Loss Contingencies [Line Items]
other non-royalty sublicense fees percentage										35.00%		35.00%
Enviro Cedars License Agreements [Member] | Item One And Two [Member] | Phase Three [Member]
Loss Contingencies [Line Items]
Net sales										$ 100,000		$ 100,000
Enviro Cedars License Agreements [Member] | Phase Three Clinical Trial [Member]
Loss Contingencies [Line Items]
Net sales										50,000		$ 50,000
Tracon License Agreement [Member] | Tracon Pharmaceutical Inc [Member]
Loss Contingencies [Line Items]
Royalty percentage						3.00%
Payment for cash consideration						$ 100
Royalty percentage						3.00%
Master Service And Technology Agreement [Member]
Loss Contingencies [Line Items]
Payments for vendor advance							$ 900
Bioassay Services Agreement [Member] | Pre Check Health Services Inc [Member]
Loss Contingencies [Line Items]
Payments for vendor advance			$ 900							900
Advisory And Consulting Services Agreement [Member] | CEOCA Technologies Ltd [Member]
Loss Contingencies [Line Items]
Service fee		$ 250
Strategic Advisory Agreement [Member] | Belair Capital Advisors Inc [Member]
Loss Contingencies [Line Items]
Service fee		$ 365
Shares issued		50,000
Strategic Advisory Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Issuance of common shares upon the closing of the initial public offering, net of offering costs, shares		50,000
Shares issued value		$ 100
Fair value of Restricted stock units										$ 4
Conversion Agreement [Member]
Loss Contingencies [Line Items]
Shares issued					312,500
Conversion rate					$ 2.40
Conversion percentage					60.00%
Conversion Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt conversion converted					$ 750
Conversion Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt conversion converted					$ 948